Organization and Business Operations - Additional Information (Details)					12 Months Ended
	Oct. 09, 2020 USD ($)	Oct. 06, 2020 USD ($) $ / shares shares	Oct. 02, 2020 Director $ / shares shares	Aug. 12, 2019 USD ($)	Dec. 31, 2020 USD ($) Director $ / shares shares	Dec. 31, 2019 shares
Schedule Of Organization And Business Operations Plan [Line Items]
Entity incorporation date					Jul. 11, 2019
Public offering closing date		Oct. 09, 2020
Number of independent directors | Director					4
Proceeds from initial public offering of Units on October 9, 2020 at $10.00 per Unit					$ 450,004,500
Proceeds from sale of Units in initial public offering	$ 450,000,000				450,000,000
Payments for net of underwriting discount					$ 9,000,000
Percentage obligation to redeem public shares					100.00%
Remaining proceeds held outside trust account					$ 2,000,000
Repayments on loans					$ 300,000
Trust account amount, price per public share | $ / shares					$ 10.00
Business combination condition, description					The Company has 24 months from the closing date of the Proposed Offering to complete its Business Combination. If the Company does not complete a Business Combination within this period, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
Maximum
Schedule Of Organization And Business Operations Plan [Line Items]
Net interest to pay dissolution expenses					$ 100,000
Minimum
Schedule Of Organization And Business Operations Plan [Line Items]
Percentage of trust account balance equal to target businesses fair market value					80.00%
Intangible assets net of deferred underwriting commission					$ 5,000,001
Class F Ordinary Shares
Schedule Of Organization And Business Operations Plan [Line Items]
Ordinary shares, issued | shares					11,250,000	20,000,000
Proceeds from initial public offering of Units on October 9, 2020 at $10.00 per Unit					$ 25,000
TPG Pace Tech Opportunities Sponsor, Series LLC | Class F Ordinary Shares
Schedule Of Organization And Business Operations Plan [Line Items]
Number of independent directors | Director			4
Proceeds from initial public offering of Units on October 9, 2020 at $10.00 per Unit				$ 25,000
IPO
Schedule Of Organization And Business Operations Plan [Line Items]
Warrant holder entitled to purchase common stock percentage					20.00%
Warrant holder entitled to purchase common stock per one share					100.00%
Class of warrants price | $ / shares					$ 11.50
Proceeds from sale of Units in initial public offering		$ 450,000,000
Payments for net of underwriting discount	9,000,000
Operational funds deposited in trust account	$ 2,000,000
Private Placement
Schedule Of Organization And Business Operations Plan [Line Items]
Number of warrants sold to sponsor | shares			7,333,333
Class of warrants price | $ / shares			$ 1.50
Proceeds from issuance of warrants		$ 11,000,000
Private Placement | TPG Pace Tech Opportunities Sponsor, Series LLC
Schedule Of Organization And Business Operations Plan [Line Items]
Number of warrants sold to sponsor | shares		7,333,333
Class of warrants price | $ / shares		$ 1.50			$ 1.50
Proceeds from issuance of warrants		$ 11,000,000			$ 11,000,000